Financial Risk Management_Value At Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value At Risk	₩ 105,428	₩ 17,545
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	14,225	13,641
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	158,798	24,849
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value At Risk	117,634	20,377
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	59,147	11,190
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	9,588	1,725
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	105,983	20,467
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	50,795	16,628
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	15,379	3,434
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	3,787	2,402
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	24,821	4,310
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	24,821	3,914
Kookmin Bank | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	36,281	15,760
Kookmin Bank | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	5,302	11,416
Kookmin Bank | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	67,766	20,704
Kookmin Bank | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	49,338	13,081
Kookmin Bank | Deduction of diversification effect | Average
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Ending
Value At Risk Line Items [Line Items]
Value At Risk	(7,320)	(13,246)
KB Securities Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	938,968	784,652
KB Securities Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	797,452	685,267
KB Securities Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,095,145	870,269
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	979,949	855,853
KB Securities Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	656,651	520,681
KB Securities Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	575,053	460,539
KB Securities Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	755,704	563,991
KB Securities Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	755,704	563,991
KB Securities Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	267,186	248,183
KB Securities Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	213,639	217,149
KB Securities Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	317,478	282,584
KB Securities Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	213,639	270,443
KB Securities Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	15,113	15,785
KB Securities Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	8,759	7,578
KB Securities Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	21,907	23,674
KB Securities Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	10,588	21,418
KB Securities Co., Ltd. | Commodity risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	18	3
KB Securities Co., Ltd. | Commodity risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1	1
KB Securities Co., Ltd. | Commodity risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	56	20
KB Securities Co., Ltd. | Commodity risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	18	1
KB Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	32,211	26,711
KB Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	26,341	18,354
KB Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	36,991	32,454
KB Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	35,946	29,392
KB Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	5,682	3,418
KB Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	2,850	2,201
KB Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	7,652	4,904
KB Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,055	3,252
KB Insurance Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	26,529	23,293
KB Insurance Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	23,491	16,153
KB Insurance Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	29,339	27,550
KB Insurance Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	28,891	26,140
KB Life Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,054	2,630
KB Life Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,784	1,295
KB Life Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	4,389	3,597
KB Life Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	2,743	2,038
KB Life Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,054	2,630
KB Life Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,784	1,295
KB Life Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	4,389	3,597
KB Life Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	2,743	2,038
KB Investment Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	13,017	7,452
KB Investment Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	10,167	4,072
KB Investment Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	20,213	10,480
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	17,908	9,988
KB Investment Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	1,153	0
KB Investment Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
KB Investment Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	7,588	0
KB Investment Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	6,253	0
KB Investment Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	11,864	7,452
KB Investment Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	10,167	4,072
KB Investment Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	12,625	10,480
KB Investment Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	11,655	9,988
KB Kookmin Card Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,712	235
KB Kookmin Card Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	169	187
KB Kookmin Card Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	7,861	264
KB Kookmin Card Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,546	187
KB Kookmin Card Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,712
KB Kookmin Card Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	169
KB Kookmin Card Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	7,861
KB Kookmin Card Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,546
Prudential Life Insurance Company of Korea Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	7,977
Prudential Life Insurance Company of Korea Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,977
KB Capital Co.,Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	810	410
KB Capital Co.,Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	297	327
KB Capital Co.,Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,315	464
KB Capital Co.,Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	896	327
KB Capital Co.,Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	810
KB Capital Co.,Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	297
KB Capital Co.,Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,315
KB Capital Co.,Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	896
KB Real Estate Trust Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	399	145
KB Real Estate Trust Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
KB Real Estate Trust Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	435	435
KB Real Estate Trust Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	0	435
KB Real Estate Trust Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	399
KB Real Estate Trust Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0
KB Real Estate Trust Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	435
KB Real Estate Trust Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	0
KB Asset Management Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	5,492	4,698
KB Asset Management Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,208	2,529
KB Asset Management Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	13,596	8,913
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1,141	7,119
KB Asset Management Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	1,298	417
KB Asset Management Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	202
KB Asset Management Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	2,589	1,238
KB Asset Management Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	0	509
KB Asset Management Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,382	3,456
KB Asset Management Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	1,965
KB Asset Management Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	9,484	6,248
KB Asset Management Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	0	6,248
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	812	825
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,208	362
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,523	1,427
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	₩ 1,141	₩ 362